Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 43,296	€ 42,821
Guarantees issued by ING Groep N.V.	210	197
Irrevocable facilities	175,222	166,810
Contingent liabilities and commitments	218,728	209,828
Discounted bills
Disclosure of contingent liabilities [line items]
Contingent liabilities		2
Contingent liabilities in respect of guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	26,908	27,894
Contingent liabilities in respect of irrevocable letters of credit
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 16,388	€ 14,925